UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/07

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       May 1, 2007

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $124000



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5929    77570 SH       SOLE                    77570
AllianceBernstein Holding L.P. COM              01881G106      608     6875 SH       SOLE                     6875
Allstate Corp                  COM              020002101      220     3668 SH       SOLE                     3668
Berkshire Hathaway Inc CL B    COM              084670207     1500      412 SH       SOLE                      412
Bridgehampton National Bank    COM              108035106     4488   180983 SH       SOLE                   180983
Carmax Inc.                    COM              143130102     6298   256660 SH       SOLE                   256660
Citigroup Inc.                 COM              172967101     5295   103133 SH       SOLE                   103133
Currency Shares Euro Shares    COM              23130c108      328     2450 SH       SOLE                     2450
Emerson Elec Co                COM              291011104     6018   139650 SH       SOLE                   139650
General Elec Co                COM              369604103     6399   180955 SH       SOLE                   180955
Goldman Sachs Group Inc        COM              38141G104     5949    28790 SH       SOLE                    28790
Illinois Tool Wks Inc.         COM              452308109     6258   121280 SH       SOLE                   121280
L 3 Communications Hldg Corp   COM              502424104     6054    69215 SH       SOLE                    69215
Medtronic Inc.                 COM              585055106     5559   113315 SH       SOLE                   113315
Morgan Stanley, Dean Witter &  COM              617446448      684     8680 SH       SOLE                     8680
Pepsico Inc.                   COM              713448108     5346    84105 SH       SOLE                    84105
Procter and Gamble Co          COM              742718109     2436    38575 SH       SOLE                    38575
Schlumberger                   COM              806857108     7109   102880 SH       SOLE                   102880
Sealed Air Corp New            COM              81211K100     5736   181520 SH       SOLE                   181520
Staples Inc.                   COM              855030102     6864   265651 SH       SOLE                   265651
Stryker Corp                   COM              863667101     1694    25550 SH       SOLE                    25550
Target Corp                    COM              87612E106     6949   117261 SH       SOLE                   117261
United Parcel Svc Inc.         COM              911312106     4964    70810 SH       SOLE                    70810
UnitedHealth Group Inc         COM              91324P102     5016    94700 SH       SOLE                    94700
Wal Mart Stores Inc.           COM              931142103     3249    69210 SH       SOLE                    69210
Walgreen Co.                   COM              931422109     5781   125970 SH       SOLE                   125970
XTO Energy Inc.                COM              98385X106     6227   113604 SH       SOLE                   113604
Yadkin Valley Bk & TR Co Elkin COM              984314104      827    42983 SH       SOLE                    42983
Nuveen Flagship Mun Tr Int Dr                   67065Q202      214 23810.137SH       SOLE                23810.137